CAPITAL STRUCTURE (Details - Weighted average assumptions) - Stock Options [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term, in years	5 years 2 months 12 days	5 years
Expected volatility	108.09%	85.84%
Risk-free interest rate	4.12%	4.24%
Dividend yield	0.00%	0.00%